Share Based Compensation - Schedule of Option Activity (Details) - Share Option Plan [Member] - USD ($)			9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Schedule of Option Activity [Line Items]
Number of share options, Outstanding, Beginning		427,060
Weighted average exercise price, Outstanding, Beginning		$ 3.59
Remaining contractual term in years, Outstanding, Beginning		9 years 3 months 10 days
Number of share options, Outstanding, Exercised				(427,060)
Weighted average exercise price, Exercised				$ 1.49
Aggregate Intrinsic value, Exercised				$ 1,436,963
Number of share options, Outstanding, Ending
Weighted average exercise price, Outstanding, Ending
Remaining contractual term in years, Outstanding, Ending
Aggregate Intrinsic value, Outstanding, Ending
Number of share options, Exercisable
Weighted average exercise price, Exercisable
Remaining contractual term in years, Exercisable
Aggregate Intrinsic value, Exercisable
Number of share options, Vested
Weighted average exercise price, Vested
Remaining contractual term in years, Vested